Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charges	$ 0	$ 0	$ 0